March 1, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control - EDGAR
Washington, D.C.  20549-1004

ATTN:         Ms. Linda Stirling

  Re:         AXP Tax-Free Money Series, Inc.
              Post-Effective Amendment No. 39
              File No. 2-66868/811-3003

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 39 (Amendment). This Amendment was filed electronically on February 19, 2004.

If you have any questions or concerns regarding this filing, please contact Katina Walker at (612) 671-6990 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation